PENSION AND POSTRETIREMENT EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Schedule of amounts recognized in accumulated other comprehensive loss
The amounts included in Accumulated other comprehensive loss as of December 31, 2021 and 2020 were as follows:

	Pension Benefit Plans				U.S. Postretirement Benefit Plan
	U.S. Plan		Non-U.S. Plans
(in millions)	2021	2020	2021	2020	2021	2020
Unrecognized actuarial losses	$(18)	$(21)	$(42)	$(76)	$(2)	$(3)
Unrecognized prior service credits	$—	$—	$25	$27	$8	$11

Components of net periodic benefit cost
The following table provides the components of net periodic (benefit) cost for the Company’s defined benefit pension plans and postretirement benefit plan in 2021, 2020 and 2019:

	Pension Benefit Plans						U.S. Postretirement Benefit Plan
	U.S. Plan			Non-U.S. Plans
(in millions)	2021	2020	2019	2021	2020	2019	2021	2020	2019
Service cost	$1	$1	$2	$3	$3	$3	$—	$—	$—
Interest cost	4	6	8	4	4	5	1	1	1
Expected return on plan assets	(11)	(13)	(13)	(5)	(5)	(5)	—	—	—
Amortization of net loss	—	—	—	2	2	1	—	—	—
Amortization of prior service credit	—	—	—	(1)	(1)	(1)	(3)	(3)	(2)
Settlement loss recognized	—	—	—	8	—	—	—	—	—
Other	—	—	—	—	—	1	—	—	—
Net periodic (benefit) cost	$(6)	$(6)	$(3)	$11	$3	$4	$(2)	$(2)	$(1)

Components of the change in projected benefit obligations, change in plan assets and funded status
The table below presents components of the change in projected benefit obligation, change in plan assets and funded status for 2021 and 2020:

	Pension Benefit Plans				U.S. Postretirement Benefit Plan
	U.S. Plan		Non-U.S. Plans
(in millions)	2021	2020	2021	2020	2021	2020
Change in Projected Benefit Obligation
Projected benefit obligation, beginning of year	$236	$227	$294	$259	$39	$41
Service cost	1	1	3	3	—	—
Interest cost	4	6	4	4	1	1
Settlements	(4)	—	(43)	(3)	—	—
Benefits paid	(11)	(15)	(4)	(4)	(3)	(4)
Actuarial (gain) losses	(6)	17	(8)	13	(2)	1
Currency translation adjustments	—	—	(18)	22	—	—
Projected benefit obligation, end of year	220	236	228	294	35	39

Change in Plan Assets
Fair value of plan assets, beginning of year	231	216	189	161	—	—
Actual return on plan assets	8	29	18	11	—	—
Company contributions	—	1	28	8	3	4
Settlements	(4)	—	(43)	(2)	—	—
Benefits paid	(11)	(15)	(4)	(4)	(3)	(4)
Currency translation adjustments	—	—	(13)	15	—	—
Fair value of plan assets, end of year	224	231	175	189	—	—
Funded status, end of year	$4	$(5)	$(53)	$(105)	$(35)	$(39)

Recognized as:
Other non-current assets	$4	$—	$—	$—	$—	$—
Accrued and other current liabilities	$—	$—	$2	$2	$4	$4
Other non-current liabilities	$—	$5	$51	$103	$31	$35

Schedule of underfunded plans	Information for the underfunded pension benefit plans is as follows:

	U.S. Plan		Non-U.S. Plans
(in millions)	2021	2020	2021	2020
Projected benefit obligation	$—	$236	$228	$294
Accumulated benefit obligation	—	236	219	286
Fair value of plan assets	—	231	175	189

Future benefit payments for the pension benefit plans
Future benefit payments over the next 10 years for the pension benefit plans and the postretirement benefit plan, which reflect expected future service, as appropriate, are expected to be paid as follows:

(in millions)	Pension Benefit Plans		U.S. Postretirement Benefit Plan
	U.S. Plan	Non-U.S. Plans
2022	$15	$5	$4
2023	19	6	4
2024	17	7	3
2025	17	7	3
2026	16	7	3
2027-2031	73	42	11

Weighted-average assumptions used to determine net periodic benefit costs and benefit obligations
The weighted-average assumptions used to determine net periodic benefit costs and benefit obligations for 2021, 2020 and 2019 were as follows:

	Pension Benefit Plans			U.S. Postretirement Benefit Plan
	2021	2020	2019	2021	2020	2019
For Determining Net Periodic (Benefit) Cost
U.S. Plans:
Discount rate	2.25%	3.16%	4.25%	2.09%	3.04%	4.16%
Expected rate of return on plan assets	5.00%	6.25%	7.25%	—	—	—
Rate of compensation increase	—	—	—	—	—	—
Interest crediting rate	4.75%	4.75%	5.00%
Non-U.S. Plans:
Discount rate	1.37%	1.68%	2.39%
Expected rate of return on plan assets	2.74%	2.98%	3.46%
Rate of compensation increase	2.60%	3.05%	2.89%
Interest crediting rate	—	—	—

	Pension Benefit Plans		U.S. Postretirement Benefit Plan

	2021	2020	2021	2020
For Determining Benefit Obligation
U.S. Plans:
Discount rate	2.69%	2.25%	2.57%	2.09%
Rate of compensation increase	—	—	—	—
Interest crediting rate	4.75%	4.75%
Non-U.S. Plans:
Discount rate	1.72%	1.37%
Rate of compensation increase	2.63%	2.60%
Interest crediting rate	—	—

Actual asset allocations	The following presents the actual asset allocation as of December 31, 2021 and 2020:

	2021	2020
U.S. Plan
Cash and cash equivalents	1%	1%
Equity securities	30%	39%
Fixed income securities	69%	60%
Non-U.S. Plans
Cash and cash equivalents	9%	3%
Equity securities	31%	28%
Fixed income securities	39%	58%
Other	21%	11%

Fair value of pension and postretirement benefit plan assets assumed in connection with the Acquisition
The table below presents total plan assets by investment category as of December 31, 2021 and 2020 and the classification of each investment category within the fair value hierarchy with respect to the inputs used to measure fair value. There were no transfers between Level 1 and Level 2 during 2021 and 2020.

	Pension Benefit Plans - U.S. Plans
	December 31, 2021				December 31, 2020
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$1	$—	$—	$1	$2	$—	$—	$2
Commingled funds:
Equity securities:
U.S. broad market	—	36	—	36	—	48	—	48
Emerging markets	—	6	—	6	—	9	—	9
Worldwide developed markets	—	16	—	16	—	20	—	20
Other assets	—	10	—	10	—	14	—	14
Fixed income securities:
Investment grade	—	155	—	155	—	138	—	138
	$1	$223	$—	$224	$2	$229	$—	$231

	Pension Benefit Plans - Non-U.S. Plans
	December 31, 2021				December 31, 2020
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash equivalents	$—	$15	$—	$15	$—	$5	$—	$5
Commingled funds:
Equity securities:
Emerging markets	—	3	—	3	—	1	—	1
Worldwide developed markets	—	51	—	51	—	51	—	51
Fixed income securities:
Investment grade	—	3	—	3	—	6	—	6
Global high yield	—	—	—	—	—	1	—	1
Government bond funds	1	65	—	66	1	102	—	103
Other assets	—	35	2	37	—	20	2	22
	$1	$172	$2	$175	$1	$186	$2	$189